Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - USD ($)							12 Months Ended
	May 16, 2023	Mar. 10, 2023	Jan. 12, 2023	Oct. 11, 2022	Feb. 19, 2021	Oct. 22, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Oct. 22, 2022	Aug. 31, 2022
Class Of Warrant Or Right [Line Items]
Warrants expiring date	Jun. 23, 2029
Warrants issued during the year			850,000	3,208,557			11,158,166	1,428,574
Warrant exercisable term	5 years		5 years
Exercise price of warrants	$ 0.33		$ 0.53	$ 1.62			$ 2.90					$ 2.32
Warrants amount							$ 3,156,254	$ 5,570,530	$ 10,462,000
Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants granted										57,143
Warrants exercise price										$ 420.00
Warrants expiring date										Nov. 07, 2024
Description of vesting requirements for share-based payment arrangement							The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period								178,917
Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants granted										119,286
Warrants exercise price										$ 280.00
Warrants expiring date										Oct. 03, 2024
Description of vesting requirements for share-based payment arrangement							The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period							$ 0	19,058
Warrants AMI | Warrants Expiring on October 3, 2024
Class Of Warrant Or Right [Line Items]
Number of warrants granted										85,715
Warrants AMI | Warrants Expiring on February 5, 2025
Class Of Warrant Or Right [Line Items]
Number of warrants granted										33,572
Warrants expiring date										Feb. 05, 2025
2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants granted									300,926
Warrants exercise price									$ 78.75
Warrants expiring date											Oct. 22, 2025
Warrants issued during the year						(300,926)
Exercise price of warrants						$ 78.75
Warrants amount						$ 11,831,000		309,769	$ 6,174,000
2020 Warrants | Warrants Expiring on October 22, 2025
Class Of Warrant Or Right [Line Items]
Warrants expiring date									Oct. 22, 2025
2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants granted					196,429
Warrants exercise price					$ 78.75
Warrants expiring date					Aug. 19, 2021
Adjustment for warrants fair value					$ 18,652
Warrants issued during the year					(196,429)
Exercise price of warrants					$ 78.75
Warrants amount					$ 6,288,998			$ 306,704	$ 4,288,000
2021 Warrants | Warrants Expiring on August 19 2026
Class Of Warrant Or Right [Line Items]
Warrants expiring date					Aug. 19, 2026
March 2023 Warrants
Class Of Warrant Or Right [Line Items]
Proceeds from Notes Payable		$ 300,000
Warrants issued during the year		111,111
Warrant exercisable term		5 years
Exercise price of warrants		$ 0.54
Warrants amount		$ 37,723